UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22391

Nuveen Build America Bond Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            3/31

Date of reporting period:         12/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen Build America Bond Fund (NBB)
	December 31, 2014

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 118.0% (99.7% of Total Investments)

	MUNICIPAL BONDS – 118.0% (99.7% of Total Investments)

	Alabama – 0.3% (0.3% of Total Investments)
$ 2,000	Baptist Health Care Authority, Alabama, An Affiliate of UAB Health System, Taxable Bond Series	No Opt. Call	A3	$ 2,099,820
	2013A, 5.500%, 11/15/43
	Arizona – 1.6% (1.4% of Total Investments)
4,070	Downtown Phoenix Hotel Corporation, Arizona, Revenue Bonds, Subordinate Lien Series 2005C,	No Opt. Call	AA–	4,139,963
	5.290%, 7/01/18 – FGIC Insured
5,000	Mesa, Arizona, Utility System Revenue Bonds, Series 2010, 6.100%, 7/01/34	7/20 at 100.00	Aa2	5,740,350
9,070	Total Arizona			9,880,313
	California – 28.2% (23.8% of Total Investments)
2,520	Alameda Corridor Transportation Authority, California, User Fee Revenue Bonds, Subordinate	No Opt. Call	BBB+	926,176
	Lien Series 2004B, 0.000%, 10/01/31 – AMBAC Insured
1,995	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Build	No Opt. Call	AA	2,822,187
	America Federally Taxable Bond Series 2009F-2, 6.263%, 4/01/49
75	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge,	No Opt. Call	A+	95,603
	Subordinate Lien, Build America Federally Taxable Bond Series 2010S-1, 6.793%, 4/01/30
500	California Infrastructure and Economic Development Bank, Revenue Bonds, University of	No Opt. Call	AA–	624,905
	California San Francisco Neurosciences Building, Build America Taxable Bond Series 2010B,
	6.486%, 5/15/49
465	California Municipal Finance Authority Charter School Revenue Bonds, Albert Einstein Academies	No Opt. Call	BB	466,600
	Project, Taxable Series 2013B, 7.000%, 8/01/18
3,005	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Build	No Opt. Call	A1	4,451,697
	America Taxable Bond Series 2009G-2, 8.361%, 10/01/34
2,050	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Build	3/20 at 100.00	A1	2,468,979
	America Taxable Bond Series 2010A-2, 8.000%, 3/01/35
7,000	California State University, Systemwide Revenue Bonds, Build America Taxable Bond Series	No Opt. Call	Aa2	9,331,210
	2010B, 6.484%, 11/01/41
7,115	California State, General Obligation Bonds, Various Purpose Build America Taxable Bond Series	3/20 at 100.00	Aa3	8,846,079
	2010, 7.950%, 3/01/36
16,610	California State, General Obligation Bonds, Various Purpose, Build America Taxable Bond Series	No Opt. Call	Aa3	26,388,141
	2010, 7.600%, 11/01/40
1,000	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda	No Opt. Call	BBB	1,046,330
	University Medical Center, Series 2014B, 6.000%, 12/01/24
15,000	Los Angeles Community College District, California, General Obligation Bonds, Build America	No Opt. Call	AA+	21,318,600
	Taxable Bonds, Series 2010, 6.600%, 8/01/42
10,000	Los Angeles Community College District, Los Angeles County, California, General Obligation	No Opt. Call	AA+	14,212,400
	Bonds, Series 2010, 6.600%, 8/01/42 (UB) (4)
	Los Angeles County Public Works Financing Authority, California, Lease Revenue Bonds, Multiple
	Capital Projects I, Build America Taxable Bond Series 2010B:
5,500	7.488%, 8/01/33	No Opt. Call	AA	7,330,125
18,085	7.618%, 8/01/40	No Opt. Call	AA	26,360,334
9,390	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International	No Opt. Call	AA–	12,350,667
	Airport, Build America Taxable Bonds, Series 2009C, 6.582%, 5/15/39
	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Federally
	Taxable – Direct Payment – Build America Bonds, Series 2010A:
50	5.716%, 7/01/39	No Opt. Call	AA–	63,768
2,115	6.166%, 7/01/40	7/20 at 100.00	AA–	2,465,604
1,685	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Federally	No Opt. Call	AA–	2,437,454
	Taxable – Direct Payment – Build America Bonds, Series 2010D, 6.574%, 7/01/45
2,000	Los Angeles Department of Water and Power, California, Water System Revenue Bonds, Tender	No Opt. Call	AA	6,765,200
	Option Bond Trust T0003, 29.822%, 7/01/42 (IF) (4)
3,000	Oakland Redevelopment Agency, California, Subordinated Housing Set Aside Revenue Bonds,	No Opt. Call	A	3,346,680
	Federally Taxable Series 2011A-T, 7.500%, 9/01/19
1,365	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds,	No Opt. Call	AA–	1,780,206
	Build America Taxable Bonds, Series 2010B, 6.000%, 11/01/40
3,000	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds,	No Opt. Call	AA–	4,454,220
	Build America Taxable Bonds, Series 2010G, 6.950%, 11/01/50
4,000	San Francisco City and County, California, Certificates of Participation, 525 Golden Gate	No Opt. Call	AA	9,589,800
	Avenue, San Francisco Public Utilities Commission Office Project, Tender Option Bond Trust
	B001, 29.563%, 11/01/30 (IF)
	Stanton Redevelopment Agency, California, Consolidated Project Tax Allocation Bonds,
	Series 2011A:
275	6.500%, 12/01/17	No Opt. Call	A–	300,550
295	6.750%, 12/01/18	No Opt. Call	A–	330,332
2,505	University of California, General Revenue Bonds, Limited Project, Build America Taxable Bond	No Opt. Call	AA–	3,212,287
	Series 2010F, 5.946%, 5/15/45
120,600	Total California			173,786,134
	Colorado – 0.6% (0.5% of Total Investments)
3,100	Denver School District 1, Colorado, General Obligation Bonds, Build America Taxable Bonds,	No Opt. Call	AA+	3,752,860
	Series 2009C, 5.664%, 12/01/33
	Connecticut – 0.9% (0.7% of Total Investments)
4,500	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue	4/20 at 100.00	N/R	5,466,240
	Bonds, Harbor Point Project, Federally Taxable – Issuer Subsidy – Recovery Zone Economic
	Development Bond Series 2010B, 12.500%, 4/01/39
	Florida – 1.4% (1.1% of Total Investments)
2,850	Academic Charter Schools Finance LLC, Florida, Mortgage Loan Revenue Bonds, Series 2004A,	No Opt. Call	N/R	2,864,906
	8.000%, 8/15/24
5,000	Florida State Board of Education, Public Education Capital Outlay Bonds, Build America Taxable	6/19 at 100.00	AAA	5,557,000
	Bonds, Series 2010G, 5.750%, 6/01/35
7,850	Total Florida			8,421,906
	Georgia – 4.9% (4.2% of Total Investments)
9,000	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project J Bonds, Taxable Build	No Opt. Call	A+	12,046,590
	America Bonds Series 2010A, 6.637%, 4/01/57
15,000	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project P Bonds, Refunding	No Opt. Call	A–	18,306,300
	Taxable Build America Bonds Series 2010A, 7.055%, 4/01/57
24,000	Total Georgia			30,352,890
	Illinois – 15.2% (12.9% of Total Investments)
4,320	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Federally Taxable Build	No Opt. Call	AA	5,133,758
	America Bonds, Series 2010B, 6.200%, 12/01/40
10,925	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Third Lien,	1/20 at 100.00	A2	12,486,401
	Build America Taxable Bond Series 2010B, 6.845%, 1/01/38
11,085	Chicago, Illinois, Wastewater Transmission Revenue Bonds, Build America Taxable Bond Series	No Opt. Call	AA	14,576,332
	2010B, 6.900%, 1/01/40
14,695	Chicago, Illinois, Water Revenue Bonds, Taxable Second Lien Series 2010B, 6.742%, 11/01/40	No Opt. Call	AA	19,415,916
15,480	Cook County, Illinois, General Obligation Bonds, Build America Taxable Bonds, Series 2010D,	No Opt. Call	AA	17,189,147
	6.229%, 11/15/34
260	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Refunding Series	No Opt. Call	Baa3	260,034
	2006A, 6.100%, 4/01/15
14,000	Illinois State, General Obligation Bonds, Taxable Build America Bonds, Series 2010-3,	No Opt. Call	A–	15,696,940
	6.725%, 4/01/35
4,900	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Build America Taxable Bonds,	No Opt. Call	AA–	6,398,028
	Senior Lien Series 2009A, 6.184%, 1/01/34
1,555	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Build America Taxable Bonds,	No Opt. Call	AA–	2,024,672
	Senior Lien Series 2009B, 5.851%, 12/01/34
685	Northern Illinois Municipal Power Agency, Power Project Revenue Bonds, Prairie State Project,	No Opt. Call	A2	846,948
	Build America Taxable Bond Series 2010A, 7.820%, 1/01/40
77,905	Total Illinois			94,028,176
	Indiana – 0.9% (0.8% of Total Investments)
5,000	Indiana University, Consolidated Revenue Bonds, Build America Taxable Bonds, Series 2010B,	6/20 at 100.00	Aaa	5,539,550
	5.636%, 6/01/35
	Kentucky – 1.8% (1.5% of Total Investments)
5,000	Kentucky Municipal Power Agency, Power Supply System Revenue Bonds, Prairie State Project,	9/20 at 100.00	AA	8,486,750
	Tender Option Bond Trust B002, 29.266%, 9/01/37 – AGC Insured (IF)
1,950	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage	No Opt. Call	AA	2,614,346
	System Revenue Bonds, Build America Taxable Bonds Series 2010A, 6.250%, 5/15/43
6,950	Total Kentucky			11,101,096
	Louisiana – 3.7% (3.1% of Total Investments)
20,350	East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds, Build America Taxable Bonds,	2/20 at 100.00	AA	22,929,770
	Series 2010B, 6.087%, 2/01/45 (UB) (4)
	Massachusetts – 0.8% (0.7% of Total Investments)
2,000	Massachusetts, Transportation Fund Revenue Bonds, Accelerated Bridge Program, Tender Option	No Opt. Call	AAA	5,040,600
	Bond Trust T0004, 25.796%, 6/01/40 (IF) (4)
	Michigan – 4.8% (4.1% of Total Investments)
8,905	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Build America	No Opt. Call	Aa2	11,774,458
	Taxable Bond Series 2009B, 7.747%, 5/01/39
3,145	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	No Opt. Call	B2	2,793,420
	Taxable Turbo Series 2006A, 7.309%, 6/01/34
13,955	Wayne County Building Authority, Michigan, General Obligation Bonds, Jail Facilities,	12/20 at 100.00	BBB–	15,223,928
	Federally Taxable Recovery Zone Economic Development Series 2010, 10.000%, 12/01/40
26,005	Total Michigan			29,791,806
	Missouri – 0.3% (0.2% of Total Investments)
1,290	Curators of the University of Missouri, System Facilities Revenue Bonds, Build America Taxable	No Opt. Call	AA+	1,674,188
	Bonds, Series 2009A, 5.960%, 11/01/39
	Nevada – 3.3% (2.8% of Total Investments)
8,810	Clark County, Nevada, Airport Revenue Bonds, Senior Lien Series 2009B, 6.881%, 7/01/42	7/19 at 100.00	AA–	10,219,248
1,800	Clark County, Nevada, Airport Revenue Bonds, Taxable Direct Payment Build America Bond Series	No Opt. Call	AA–	2,644,380
	2010C, 6.820%, 7/01/45
1,315	Las Vegas, Nevada, Certificates of Participation, City Hall Project, Build America Federally	9/19 at 100.00	AA–	1,589,217
	Taxable Bonds, Series 2009B, 7.800%, 9/01/39
5,250	North Las Vegas, Nevada, General Obligation Water and Wastewater Improvement Bonds, Build	No Opt. Call	BB–	4,757,550
	America Taxable Bonds, Series 2010A, 6.572%, 6/01/40
1,035	Reno, Nevada, 1999 Special Assessment District 2 Local Improvement Bonds, ReTRAC Project,	No Opt. Call	BBB	1,063,928
	Taxable Series 2006, 6.890%, 6/01/16
18,210	Total Nevada			20,274,323
	New Jersey – 4.2% (3.5% of Total Investments)
130	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Build America	12/20 at 100.00	A2	145,276
	Bonds Issuer Subsidy Program, Series 2010C, 6.104%, 12/15/28
4,755	New Jersey Turnpike Authority, Revenue Bonds, Build America Taxable Bonds, Series 2009F,	No Opt. Call	A+	7,187,087
	7.414%, 1/01/40
12,535	New Jersey Turnpike Authority, Revenue Bonds, Build America Taxable Bonds, Series 2010A,	No Opt. Call	A+	18,358,510
	7.102%, 1/01/41
17,420	Total New Jersey			25,690,873
	New York – 13.5% (11.4% of Total Investments)
25,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Build	No Opt. Call	AAA	31,813,250
	America Taxable Bonds, Series 2010D, 5.600%, 3/15/40 (UB)
5,100	Long Island Power Authority, New York, Electric System Revenue Bonds, Build America Taxable	No Opt. Call	A–	5,877,648
	Bond Series 2010B, 5.850%, 5/01/41
3,815	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Build America	No Opt. Call	AA	5,844,542
	Taxable Bonds, Series 2010C, 7.336%, 11/15/39
4,980	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Build America	No Opt. Call	AA–	6,233,864
	Taxable Bonds, Series 2009A-1, 5.871%, 11/15/39
100	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Build America	No Opt. Call	AA–	136,452
	Taxable Bonds, Series 2010B-1, 6.648%, 11/15/39
1,890	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	6/20 at 100.00	AA+	2,144,866
	Bonds, Second Generation Resolution, Build America Taxable Bonds, Fiscal 2011 Series AA,
	5.790%, 6/15/41
2,595	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	No Opt. Call	AA+	3,495,699
	Bonds, Second Generation Resolution, Build America Taxable Bonds, Series 2010DD,
	5.952%, 6/15/42
2,025	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	No Opt. Call	AA+	2,727,857
	Bonds, Second Generation Resolution, Build America Taxable Bonds, Series 2010DD,
	5.952%, 6/15/42 (UB)
1,595	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	No Opt. Call	AA+	4,374,766
	Bonds, Second Generation Resolution, Taxable Tender Option Bonds Trust T30001-2,
	26.959%, 6/15/44 (IF)
6,340	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Build	No Opt. Call	AA	8,470,430
	America Taxable Bond Fiscal 2011 Series 2010S-1B, 6.828%, 7/15/40
10,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Build	No Opt. Call	AAA	12,445,700
	America Taxable Bonds, Series 2010G-1, 5.467%, 5/01/40 (4)
63,440	Total New York			83,565,074
	Ohio – 5.5% (4.6% of Total Investments)
10,700	American Municipal Power Inc., Ohio, Combined Hydroelectric Projects Revenue Bonds, Build	No Opt. Call	A	16,274,165
	America Bond Series 2010B, 7.834%, 2/15/41
25	JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue Bonds, Senior Lien Taxable	No Opt. Call	AA	27,257
	Series 2013B, 4.532%, 1/01/35
15,000	Northeast Ohio Regional Sewer District, Wastewater Improvement Revenue Bonds, Build America	11/20 at 100.00	AA+	17,493,300
	Taxable Bonds, Series 2010, 6.038%, 11/15/40
25,725	Total Ohio			33,794,722
	Oregon – 2.7% (2.3% of Total Investments)
4,000	Oregon Department of Administrative Services, Certificates of Participation, Federally Taxable	5/20 at 100.00	AA	6,983,800
	Build America Bonds, Tender Option Bond Trust TN-011, 27.314%, 5/01/35 (IF) (4)
8,790	Warm Springs Reservation Confederated Tribes, Oregon, Tribal Economic Development Bonds,	No Opt. Call	A3	9,622,940
	Hydroelectric Revenue Bonds, Pelton Round Butte Project, Refunding Series 2009A,
	8.250%, 11/01/19
12,790	Total Oregon			16,606,740
	Pennsylvania – 1.1% (0.9% of Total Investments)
1,915	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Build America	No Opt. Call	A+	2,353,688
	Taxable Bonds, Series 2009D, 6.218%, 6/01/39
2,000	Pennsylvania State, General Obligation Bonds, Build America Taxable Bonds, Third Series 2010B,	7/20 at 100.00	Aa3	2,303,740
	5.850%, 7/15/30
1,420	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Build America Taxable Bonds, Series	No Opt. Call	A+	1,890,673
	2009A, 6.105%, 12/01/39
5,335	Total Pennsylvania			6,548,101
	South Carolina – 3.7% (3.1% of Total Investments)
7,220	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper,	No Opt. Call	AA–	9,978,545
	Federally Taxable Build America Series 2010C, 6.454%, 1/01/50
8,985	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper,	No Opt. Call	AA–	12,417,899
	Federally Taxable Build America, Series 2010C, 6.454%, 1/01/50 (UB)
205	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper,	No Opt. Call	AA–	596,622
	Federally Taxable Build America, Tender Option Bond Trust T30002, 28.411%, 1/01/50 (IF)
16,410	Total South Carolina			22,993,066
	Tennessee – 1.6% (1.4% of Total Investments)
5,000	Metropolitan Government Nashville & Davidson County Convention Center Authority, Tennessee,	No Opt. Call	A1	7,165,800
	Tourism Tax Revenue Bonds, Build America Taxable Bonds, Series 2010A-2, 7.431%, 7/01/43
2,030	Metropolitan Government Nashville & Davidson County Convention Center Authority, Tennessee,	No Opt. Call	Aa3	2,736,237
	Tourism Tax Revenue Bonds, Build America Taxable Bonds, Subordinate Lien Series 2010B,
	6.731%, 7/01/43
7,030	Total Tennessee			9,902,037
	Texas – 10.0% (8.4% of Total Investments)
9,280	Dallas Convention Center Hotel Development Corporation, Texas, Hotel Revenue Bonds, Build	No Opt. Call	A+	12,540,435
	America Taxable Bonds, Series 09B, 7.088%, 1/01/42
15,000	North Texas Tollway Authority, System Revenue Bonds, Taxable Build America Bond Series 2009B,	No Opt. Call	A2	21,845,250
	6.718%, 1/01/49
10,000	North Texas Tollway Authority, System Revenue Bonds, Taxable Build America Bonds, Series	2/20 at 100.00	Baa3	12,142,900
	2010-B2, 8.910%, 2/01/30
5,000	San Antonio, Texas, General Obligation Bonds, Build America Taxable Bonds, Series 2010B,	8/20 at 100.00	AAA	5,793,500
	6.038%, 8/01/40
7,015	Texas State, General Obligation Bonds, Transportation Commission, Build America Taxable Bonds,	No Opt. Call	AAA	9,262,185
	Series 2009A, 5.517%, 4/01/39
46,295	Total Texas			61,584,270
	Utah – 0.9% (0.8% of Total Investments)
4,000	Central Utah Water Conservancy District, Utah, Revenue Bonds, Federally Taxable Build America	4/20 at 100.00	AA+	4,400,920
	Bonds, Series 2010A, 5.700%, 10/01/40
1,000	Tooele County Municipal Building Authority, Utah, Lease Revenue Bonds, Build America Bond	12/20 at 100.00	A+	1,144,000
	Series 2010A-2, 8.000%, 12/15/32
5,000	Total Utah			5,544,920
	Virginia – 3.6% (3.1% of Total Investments)
14,800	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Second Senior Lien	No Opt. Call	BBB+	20,313,148
	Revenue Bonds, Build America Bonds, Series 2009D, 7.462%, 10/01/46 – AGC Insured
2,625	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds,	No Opt. Call	B–	2,014,530
	Refunding Senior Lien Series 2007A, 6.706%, 6/01/46
17,425	Total Virginia			22,327,678
	Washington – 2.5% (2.1% of Total Investments)
4,000	Seattle, Washington, Municipal Light and Power Revenue Bonds, Federally Taxable Build America	No Opt. Call	AA	8,825,000
	Bonds, Tender Option Bond Trust T0001, 24.504%, 2/01/40 (IF) (4)
5,015	Washington State Convention Center Public Facilities District, Lodging Tax Revenue Bonds,	No Opt. Call	Aa3	6,315,791
	Build America Taxable Bond Series 2010B, 6.790%, 7/01/40
9,015	Total Washington			15,140,791
$ 554,715	Total Long-Term Investments (cost $599,779,982)			727,837,944

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 0.4% (0.3% of Total Investments)
$ 2,334	Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/14,	0.000%	1/02/15	$ 2,333,827
	repurchase price $2,333,827, collateralized by $2,370,000 U.S. Treasury Notes,
	1.500%, due 1/31/19, value $2,384,813
	Total Short-Term Investments (cost $2,333,827)			2,333,827
	Total Investments (cost $602,113,809) – 118.4%			730,171,771
	Borrowings – (14.5)% (5), (6)			(89,500,000)
	Floating Rate Obligations – (8.6)%			(53,090,000)
	Other Assets Less Liabilities – 4.7% (7)			29,058,676
	Net Assets – 100%			$ 616,640,447

Investments in Derivatives as of December 31, 2014
Interest Rate Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (8)	Termination Date	Value	Unrealized Appreciation (Depreciation) (7)
Barclays Bank PLC*	$ 47,600,000	Receive	3-Month USD-LIBOR-BBA	3.219%	Semi-Annually	1/15/16	1/15/44	$ (3,855,867)	$ (3,857,095)
Barclays Bank PLC*	46,500,000	Receive	3-Month USD-LIBOR-BBA	3.502	Semi-Annually	6/15/15	6/15/44	(7,253,156)	(7,254,369)
Morgan Stanley	121,000,000	Receive	1-Month USD-LIBOR-BBA	1.500	Monthly	12/01/15	12/01/19	(587,629)	(587,629)
	$215,100,000							$(11,696,652)	$(11,699,093)
* Citigroup is the clearing broker for this transaction.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$727,837,944	$ —	$727,837,944
Short-Term Investments:
Repurchase Agreements	—	2,333,827	—	2,333,827
Investments in Derivatives:
Interest Rate Swaps*	—	(11,699,093)	—	(11,699,093)
Total	$ —	$718,472,678	$ —	$718,472,678
* Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of December 31, 2014, the cost and unrealized appreciation (depreciation) of investments (excluding investments in derivatives) was $550,467,343.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of December 31, 2014, were as follows:

Gross unrealized:
Appreciation	$126,862,934
Depreciation	(252,327)
Net unrealized appreciation (depreciation) of investments	$126,610,607

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group ("Standard & Poor's"), Moody’s Investors Service,
Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transactions.
(5)	Borrowings as a percentage of Total Investments is 12.3%.
(6)	The Fund segregates 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings.
(7)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.
(8)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each contract.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
USD-LIBOR-BBA	United States Dollar-London Inter-Bank Offered Rate-British Bankers’ Association.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Build America Bond Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         February 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         February 27, 2015

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         February 27, 2015